Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Deductible and Taxable Temporary Differences in Deferred Tax
The deductible and taxable temporary differences in respect of which deferred tax has been recognised are as follows:

	2021 $m	2020 $m
Reported in balance sheet after offset

Deferred tax liabilities	2,734	2,613

Deferred tax assets	(109)	(129)
Net deferred income tax liability	2,625	2,484

Deferred income tax assets (deductible temporary differences)

Deficits on Group retirement benefit schemes	98	128

Revaluation of derivative financial instruments to fair value	4	8

Tax loss carryforwards (primarily income tax losses)	93	176

Share-based payment expense	54	41

Provisions for liabilities and working capital-related items	446	402

Lease liabilities	335	330

Other deductible temporary differences	87	59
Total	1,117	1,144

Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences)

Deferred income tax liabilities (taxable temporary differences)

Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition (i)	3,218	3,123

Leased right-of-use assets	314	315

Investment in subsidiaries	164	161

Surpluses on Group retirement benefit schemes	9	-

Revaluation of derivative financial instruments to fair value	15	12

Rolled-over capital gains	22	17
Total	3,742	3,628

Summary of Movement in Net Deferred Income Tax Liability

Movement in net deferred income tax liability

At 1 January	2,484	2,551

Translation adjustment	(34)	41

Net expense/(income) for the year	103	(95)

Arising on acquisition (note 30)	37	-

Disposals	1	(3)

Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	44	(11)

Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(10)	1
At 31 December	2,625	2,484
(i) Fair value adjustments arising on acquisition principally relate to property, plant and equipment.